Taxes on Income (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes on income (tax benefit) [Abstract]
Current		$ 31	$ 19
Other		(79)	(60)
Provision for deferred income taxes		(48)	(41)
Domestic		(52)	(44)
Foreign		4	3
Taxes on income (tax benefit)		$ (48)	$ (41)